Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 22, 2014	Dec. 31, 2013	Sep. 30, 2013	Mar. 19, 2013
Cash and cash equivalents	$ 218,585		$ 733,896	$ 173,043
Senior Notes	65,000	65,000
Carrying Value [Member]
Cash and cash equivalents	218,585		733,896
Senior Notes	65,000
Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	218,585		733,896
Senior Notes	$ 65,000